Debt - Summary of Long term Debt, Net of Current Portion (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Line Items]
Debt carrying amount	$ 2,153,618	$ 3,229,582
Less: current portion	63,745	27,655
Less: debt issuance costs	60,545	29,840
Long-term debt, net of current portion	2,029,328	3,172,087
New Term Loan Facility [Member]
Debt Disclosure [Line Items]
Debt carrying amount	1,325,000
Notes [Member]
Debt Disclosure [Line Items]
Debt carrying amount	775,000
First Lien Term Loan
Debt Disclosure [Line Items]
Debt carrying amount		2,467,529
Second Lien Term Loan
Debt Disclosure [Line Items]
Debt carrying amount		760,000
New Revolving Credit Facility [Member]
Debt Disclosure [Line Items]
Debt carrying amount	50,000
Notes Payable And Deferred Obligations [Member]
Debt Disclosure [Line Items]
Debt carrying amount	$ 3,618	$ 2,053